RIGHT-OF-USE ASSETS AND LEASE LIABILITY	12 Months Ended
Nov. 30, 2020
Right Of Use Assets And Lease Liability [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITY [Text Block]

15. RIGHT-OF-USE ASSETS AND LEASE LIABILITY

Right-of-use Assets

The following is the continuity of the cost and accumulated amortization of right-of-use assets, for the year ended November 30, 2020:

2020
Recognition upon adoption of IFRS 16	$152,864
Amortization expense for the year	(38,216)
$114,648

Lease liability

The following is the continuity of lease liability, for the year ended November 30, 2020:

2020
Recognition upon adoption of IFRS 16	$152,864
Lease payments	(48,473)
Interest expense on lease liability	20,449
$124,840
Current portion	$34,105
Long-term portion	$90,735

As at November 30, 2020, the minimum lease payments for the lease liabilities are as follows:

Year ending:
2021	$49,925
2022	51,425
2023	52,974
$154,324
Less: Interest expense on lease liabilities	(29,484)
Total present value of minimum lease payments	$124,840

In November 2018, Plymouth Rock USA entered into a two-year lease agreement for leased premises in Plymouth, Massachusetts, commencing December 1, 2018 and ending on November 30, 2020 which was extended for an additional three years. The minimum base rent is USD$2,917 per month for the period from December 1, 2018 to November 30, 2019, USD$3,005 per month from December 1, 2019 to November 30, 2020, USD$3,095 per month from December 1, 2020 to November 30, 2021, USD$3,188 per month from December 1, 2021 to November 30, 2022 and USD$3,284 per month from December 1, 2022 to November 30, 2023.